SIGNIFICANT EVENTS (Details)	Dec. 22, 2025 client	Dec. 05, 2025 GW
Banco Itau Colombia SA and Banco Itau Panama, retail banking business [member]
SIGNIFICANT EVENTS
Retail banking clients transferred | client	277,000
Zelestra Corporacion SAU [member]
SIGNIFICANT EVENTS
Percentage of voting equity interests acquired (as a percent)		100.00%
Renewable energy contractual capacity		1.4
Renewable energy potential capacity		2.1